UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F Cover Page



          Report for the Calendar Year or Quarter Ended March 31, 2011

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:    Restructuring Capital Associates, L.P.

Address: 2 Stamford Plaza, Suite 1501
         281 Tresser Boulevard
         Stamford, CT 06901

13F File Number: 028-14250

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Warren M. Frank
Title:  Authorized Person
Phone:  (203) 353-3101


Signature, Place and Date of Signing:

/s/ Warren M. Frank                 Stamford, CT             May 16, 2011
-------------------------      ---------------------    ----------------------
        [Signature]                  [City, State]              [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).


[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)


[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:  NONE

                             Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:            0

Form 13F Information Table Entry Total:       15

Form 13F Information Table Value Total:       $130,579
                                             (in thousands)


List of Other Included Managers:  NONE

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


                                                    FORM 13F INFORMATION TABLE




COLUMN 1                     COLUMN  2       COLUMN 3   COLUMN 4       COLUMN 5        COLUMN 6    COLUMN 7       COLUMN 8

                             TITLE                      VALUE     SHRS OR   SH/ PUT/   INVESTMENT  OTHER        VOTING AUTHORITY
NAME OF ISSUER               OF CLASS        CUSIP      (X$1000)  PRN AMT   PRN CALL   DISCRETION  MANAGERS  SOLE       SHARED  NONE
--------------               --------        -----      --------  -------   --- ----   ----------  --------  ----       ------  ----
A H BELO CORP                COM CL A        001282102     418       50,000 SH         SOLE        NONE         50,000  0       0
ABITIBIBOWATER INC           COM NEW         003687209  63,229    2,353,162 SH         SOLE        NONE      2,353,162  0       0
BP PLC                       SPONSORED AD R  055622104  26,484      600,000 SH         SOLE        NONE        600,000  0       0
DEX ONE CORP                 COM             25212W100   6,612    1,366,213 SH         SOLE        NONE      1,366,213  0       0
ENERGY XXI (BERMUDA) LTD     USD UNRS SHS    G10082140     716       21,000 SH         SOLE        NONE         21,000  0       0
GANNETT INC                  COM             364730101   1,142       75,000 SH         SOLE        NONE         75,000  0       0
GENERAL MTRS CO              COM             37045V100  11,381      366,775 SH         SOLE        NONE        366,775  0       0
JAMES RIVER COAL CO          COM NEW         470355207     459       19,000 SH         SOLE        NONE         19,000  0       0
LODGENET INTERACTIVE COR P   COM             540211109     426      117,140 SH         SOLE        NONE        117,140  0       0
PATTERSON UTI ENERGY INC     COM             703481101     970       33,000 SH         SOLE        NONE         33,000  0       0
RADIO ONE INC                CL D NON VTG    75040P405     469      240,680 SH         SOLE        NONE        240,680  0       0
SUPERMEDIA INC               COM             868447103   4,617      739,939 SH         SOLE        NONE        739,939  0       0
TOWN SPORTS INTL HLDGS I NC  COM             89214A102     911      179,982 SH         SOLE        NONE        179,982  0       0
VISTEON CORP                 COM NEW         92839U206   5,605       89,695 SH         SOLE        NONE         89,695  0       0
XERIUM TECHNOLOGIES INC      COM NEW         98416J118   7,138      296,791 SH         SOLE        NONE        296,791  0       0







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